Investments and Advances to Equity Method Investments - Schedule of Statements of Operations for the Company’s Equity Method Investments (Details) - USD ($) $ in Thousands	3 Months Ended			9 Months Ended			12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023		Sep. 30, 2024	Sep. 30, 2023		Dec. 31, 2023		Dec. 31, 2022
FCG [Member]
Schedule of Statements of Operations [Line Items]
Total revenues	$ 13,155	$ 3,270	[1]	$ 43,801	$ 3,270	[1]
Income (loss) from operations	89	(1,045)	[1]	3,933	(1,045)	[1]	$ (6,153)	[2]
Net income (loss)	(111)	(1,044)	[1]	4,173	(1,044)	[1]
PDP [Member]
Schedule of Statements of Operations [Line Items]
Total revenues	17,837	15,830		36,588	32,600		168		$ 889
Income (loss) from operations	5,710	4,648		8,635	5,986		153		2,540
Net income (loss)	$ 3,240	3,055		$ 5,508	3,805
Sierra Parima [Member]
Schedule of Statements of Operations [Line Items]
Total revenues		792			2,017		1,406		23
Income (loss) from operations		(2,808)			(8,031)		$ (57,626)		$ (3,403)
Net income (loss)		$ (2,825)			$ (8,098)

[1]	The summarized results of FCG disclosed above are subsequent to FCG’s deconsolidation on July 27, 2023.
[2]	The summarized results of FCG disclosed above are subsequent to FCG’s deconsolidation on July 27, 2023.